Accounts Receivables - Concessions (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivables - Concessions
Schedule of accounts receivable

	Distribution (Note 9.1)	Generation		Total
		Bonus from the grant (Note 9.2)	Concessions agreements (Note 9.3)
Balance as of January 1, 2024	1,954,679	792,741	71,835	2,819,255
Transfers from contract assets	578,820	–	–	578,820
Transfers to other receivables (assets held for disposal)	(1,927)	–	–	(1,927)
Fair value recognition	82,424	–	3,590	86,014
Write-offs	(3,265)	–	–	(3,265)
Transfers to electricity grid use charges - customers	–	(91,737)	–	(91,737)
Interest (Note 28.1)	–	120,800	–	120,800
Balance as of December 31, 2024	2,610,731	821,804	75,425	3,507,960
Transfers from contract assets (Note 10)	913,668	–	–	913,668
Fair value recognition	161,244	–	3,248	164,492
Write-offs	(6,089)	–	–	(6,089)
Transfers to electricity grid use charges - customers	–	(96,142)	–	(96,142)
Interest (Note 28.1)	–	119,557	–	119,557
Balance as of December 31, 2025	3,679,554	845,219	78,673	4,603,446
Current				12,867
Noncurrent				4,590,579
9.1. Power distribution service concession contract
Balance corresponding to the estimated portion of investments made in the public service infrastructure whose useful life exceeds the concession period and which, according to the contractual provision, will be indemnified by the Granting Authority at the end of the concession.
9.2. Bonus from the grant of concession agreements under the quota system
Balance relating to the bonus for the grant of the GPS HPP concession contract, paid to the Granting Authority, restated by the IPCA and interest, in accordance with the concession contract signed on January 5, 2016.
9.3. Power generation concessions contract
Residual balance of the electricity generation assets of HPP GPS and HPP Mourão I, depreciated until 2015, when the concessions expire. In August 2022, Copel filed with Aneel the appraisal reports relating to the residual values as of July 2015, for inspection by the regulatory agency. In order to establish guidelines for the process of recognizing complementary investments to the basic project, as referred to in Article 2 of Decree No. 7850/2012, and to establish the form of payment to generation concessionaires, on July 3, 2025, the Ministry of Mines and Energy opened Public Consultation No. 190/2025 in order to propose the process to be followed in the payment of amounts approved by Aneel, pursuant to Normative Resolution No. 1027/2022, covering generation concessionaires, including Copel, with the GPS and Mourão hydroelectric plants. To date, the public consultation has not been concluded, including its regulation.